Business combinations during the period. - Price allocations (Details) $ in Millions		12 Months Ended
	Jun. 21, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 21, 2022 USD ($)
Business combinations during the period
Exchange differences on goodwill		€ 453,000	€ (256,000)
Goodwill on 12/31/2022		70,010,000	69,557,000	€ 69,813,000
Net cash outflow arising on acquisition (2022)
Cash out from acquisition of subsidiaries, net of cash acquired	€ 115,270,000		7,000,000	115,270,000
Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2022)	28,164,000	3,598,000		28,164,000
Cell Point Acquisition
Business combinations during the period
Intangible assets other than goodwill	120,517,000
Property, plant and equipment	1,289,000
Other non-current assets	81,000
Trade and other receivables	162,000
Cash and cash equivalents	3,179,000
Other current assets	1,254,000
Deferred tax liabilities	(22,368,000)
Trade and other liabilities	(32,789,000)
Net assets acquired	71,325,000
Consideration paid in cash	107,750,000
Deferred consideration	5,808,000
Fair value of contingent consideration	20,211,000
Fair value of total consideration	133,769,000
Goodwill on 6/21/2022.	62,444,000
Goodwill on 12/31/2022		62,400,000		62,444,000
Net cash outflow arising on acquisition (2022)
Consideration paid in cash	107,750,000
Less: Cash and cash equivalents balances acquired.	(3,179,000)
Cash out from acquisition of subsidiaries, net of cash acquired	104,571,000		€ 7,000,000
Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2022)	28,164,000
Cell Point Acquisition | Book value
Business combinations during the period
Property, plant and equipment	1,289,000
Other non-current assets	81,000
Trade and other receivables	162,000
Cash and cash equivalents	3,179,000
Other current assets	1,254,000
Trade and other liabilities	(32,789,000)
Net assets acquired	(26,824,000)
Net cash outflow arising on acquisition (2022)
Less: Cash and cash equivalents balances acquired.	(3,179,000)
Cell Point Acquisition | Adjustment
Business combinations during the period
Intangible assets other than goodwill	120,517,000
Deferred tax liabilities	(22,368,000)
Net assets acquired	98,149,000
AboundBio
Business combinations during the period
Intangible assets other than goodwill	4,053,000
Property, plant and equipment	965,000
Other non-current assets	4,000
Cash and cash equivalents	4,279,000
Other current assets	536,000
Deferred tax liabilities	(907,000)
Trade and other liabilities	(587,000)
Current deferred income	(474,000)
Net assets acquired	7,869,000
Consideration paid in cash	14,976,000
Fair value re-measurement of previously held equity investment	342,000
Fair value of total consideration	15,318,000				$ 14
Goodwill on 6/21/2022.	7,449,000
Exchange differences on goodwill	(80,000)
Goodwill on 12/31/2022		€ 7,600,000		€ 7,369,000
Net cash outflow arising on acquisition (2022)
Consideration paid in cash	14,976,000
Less: Cash and cash equivalents balances acquired.	(4,279,000)
Cash out from acquisition of subsidiaries, net of cash acquired	10,698,000
AboundBio | Book value
Business combinations during the period
Property, plant and equipment	965,000
Other non-current assets	4,000
Cash and cash equivalents	4,279,000
Other current assets	536,000
Trade and other liabilities	(587,000)
Current deferred income	(474,000)
Net assets acquired	4,723,000
Net cash outflow arising on acquisition (2022)
Less: Cash and cash equivalents balances acquired.	(4,279,000)
AboundBio | Adjustment
Business combinations during the period
Intangible assets other than goodwill	4,053,000
Deferred tax liabilities	(907,000)
Net assets acquired	€ 3,146,000